Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE			$ 1,060,442
COST OF REVENUE			793,400
GROSS PROFIT			267,042
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES		(3,901,815)	(3,626,787)
ALLOWANCE FOR CREDIT LOSSES		(740,000)	(15,786,550)
STOCK COMPENSATION EXPENSE		(1,671,472)	(2,192,437)
IMPAIRMENT LOSS OF INTANGIBLE ASSETS		(14,626,083)
LOSS FROM OPERATIONS		(20,939,370)	(21,338,732)
OTHER INCOME (EXPENSE), NET
Other income, net			333,333
Interest income		600,002
Amortization of debt issuance costs		(1,962,696)	(72,284)
Finance expense		(516,814)	(46,570)
TOTAL OTHER INCOME (EXPENSE), NET		(1,879,508)	214,479
LOSS BEFORE PROVISION FOR INCOME TAXES		(22,818,878)	(21,124,253)
PROVISION FOR INCOME TAXES
NET LOSS		(22,818,878)	(21,124,253)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment		5
COMPREHENSIVE LOSS		$ (22,818,873)	$ (21,124,253)
Weighted average number of shares*
Basic (in Shares)	[1]	926,269	244,863
Diluted (in Shares)	[1]	926,269	244,863
Loss per share - basic and diluted*
Basic (in Dollars per share)	[1]	$ (24.64)	$ (86.27)
Diluted (in Dollars per share)	[1]	$ (24.64)	$ (86.27)

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024